Financial assets and liabilities at fair value - Financial assets & liabilities reported at amortized cost in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 312,379	kr 298,836
Book value of financial assets	305,065	294,327
Fair value of financial liabilities	295,283	280,800
Book value of financial liabilities	293,073	279,781
Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	3,678	2,247
Book value of financial liabilities	3,678	2,247
Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	271,549	256,619
Book value of financial liabilities	269,339	255,600
Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	43,752	47,898	kr 42,995
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	217,323	194,179
Book value of financial liabilities	216,312	193,160
Financial liabilities at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	217,323	194,179
Financial liabilities at amortized cost | Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	3,669	2,247
Book value of financial liabilities	3,678	2,247
Financial liabilities at amortized cost | Borrowing from credit institutions | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	3,669	2,247
Financial liabilities at amortized cost | Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	213,654	191,932
Book value of financial liabilities	212,634	190,913
Financial liabilities at amortized cost | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	213,654	191,932
Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	243,133	232,513
Book value of financial assets	235,847	228,016
Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	1,683	2,703
Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	241,450	229,810
Cash and cash equivalents
Disclosure of detailed information about financial instruments
Fair value of financial assets	1,362	2,416
Book value of financial assets	1,362	2,416
Cash and cash equivalents | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	1,362	2,416
Book value of financial assets	1,362	2,416
Cash and cash equivalents | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	1,362	2,416
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments
Fair value of financial assets	45,054	37,666
Book value of financial assets	43,627	36,781
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	45,054	37,666
Book value of financial assets	43,627	36,781
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	321	287
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	44,733	37,379
Loans to credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial assets	27,133	27,709
Book value of financial assets	27,010	27,725
Loans to credit institutions | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	27,133	27,709
Book value of financial assets	27,010	27,725
Loans to credit institutions | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	27,133	27,709
Loans to the public
Disclosure of detailed information about financial instruments
Fair value of financial assets	169,612	164,734
Book value of financial assets	163,848	161,094
Loans to the public | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	169,584	164,722
Book value of financial assets	163,848	161,094
Loans to the public | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 169,584	kr 164,722